RETIREMENT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT PLAN
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		5.00%
Defined Contribution Plan, Cost	$ 120,000	$ 241,000